INTANGIBLE ASSETS (Narrative) (Details)) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Impairment loss	$ 2,344,420
Technology license [Member] | Note One [Member]
Finite-Lived Intangible Assets [Line Items]
Debt issued	$ 370,000
Interest rate	10.00%